UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02527

Deutsche DWS Money Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	7/31

Date of reporting period:	1/31/2019

ITEM 1.	REPORT TO STOCKHOLDERS

January 31, 2019

Semiannual Report

to Shareholders

DWS Money Market Prime Series

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800)-728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800)-728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Portfolio Summary
5	Investment Portfolio
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Financial Highlights

17	Notes to Financial Statements
25	Information About Your Fund’s Expenses
27	Advisory Agreement Board Considerations and Fee Evaluation
31	Account Management Resources
33	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors in one class of shares of the Fund may have a significant adverse effect on the share prices of all classes of shares of the Fund. Please read the prospectus for specific details regarding the Fund’s risk profile.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Money Market Prime Series

Letter to Shareholders

Dear Shareholder:

The picture for the economy and markets continues to be positive with corporate fundamentals continuing to be solid, a tight labor market and inflation near the Federal Reserve Bank’s target.

Nevertheless, the fourth quarter of 2018 introduced a level of volatility that investors have not seen in quite a while. That trend continues into the new year, triggered by uncertainty around trade conflicts, the withdrawal of liquidity by central banks, higher interest rates and concerns around European hot spots such as Italy and the United Kingdom.

While these issues bear close watching, our Chief investment Officer (“CIO”) and Chief Economist agree that the markets remain broadly attractive. The rate hike cycle appears to be nearing its end, inflation remains under control and recession is not on the near horizon.

The “Insight” section of our Web site, dws.com, is home to a comprehensive library of market and economic views around current developments, opportunities and emerging risks. We invite you to visit us online often to stay apprised of the market landscape and what it may mean for you.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Money Market Prime Series	|	3

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	1/31/19	7/31/18
Commercial Paper	40%	38%
Variable Rate Demand Notes	23%	18%
Certificates of Deposit and Bank Notes	16%	24%
Repurchase Agreements	15%	6%
Variable Rate Demand Preferred Shares	4%	4%
Corporate Bonds	2%	—
Time Deposits	—	9%
Short-Term Notes	—	1%
	100%	100%

Weighted Average Maturity	1/31/19	7/31/18
DWS Money Market Prime Series	30 days	26 days
iMoneyNet First Tier Retail Money Fund Average*	30 days	25 days

*

The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include U.S. Treasury, U.S. Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset-Backed Commercial Paper.

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s holdings, see page 5.

Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

4	|	DWS Money Market Prime Series

Investment Portfolio	as of January 31, 2019 (Unaudited)

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 16.1%

Bank of Nova Scotia, U.S. Federal Funds Effective Rate plus 0.430%, 2.82%*, 5/16/2019	4,000,000	4,000,000

Cooperatieve Rabobank UA, 1-month LIBOR plus 0.300%, 2.802%*, 7/30/2019	15,500,000	15,500,000

Natixis, U.S. Federal Funds Effective Rate plus 0.480%, 2.87%*, 6/12/2019	4,500,000	4,500,000

Nordea Bank AB:

3-month LIBOR plus 0.200%, 2.978%*, 3/14/2019	5,000,000	5,000,000

1-month LIBOR plus 0.180%, 2.694%*, 2/13/2019	7,500,000	7,500,000

1-month LIBOR plus 0.220%, 2.741%*, 2/8/2019	12,000,000	12,000,000

Skandinaviska Enskilda Banken AB, 1-month LIBOR plus 0.280%, 2.801%*, 10/8/2019	5,250,000	5,250,000

Svenska Handelsbanken AB:

1-month LIBOR plus 0.180%, 2.693%*, 5/7/2019	10,000,000	10,000,000

3-month LIBOR plus 0.100%, 2.836%*, 6/4/2019	12,500,000	12,500,000

Toronto-dominion Bank, 3-month LIBOR plus 0.110%, 2.849%*, 9/6/2019	10,000,000	10,000,000

Toronto-Dominion Bank, 3-month LIBOR plus 0.110%, 2.907%*, 7/12/2019	12,700,000	12,700,000

Wells Fargo Bank NA, 1-month LIBOR plus 0.250%, 2.77%*, 8/1/2019	10,000,000	10,000,000

Westpac Banking Corp., U.S. Federal Funds Effective Rate plus 0.500%, 2.9%*, 2/22/2019	7,500,000	7,500,000

Total Certificates of Deposit and Bank Notes (Cost $116,450,000)		116,450,000

Commercial Paper 39.9%
Issued at Discount** 26.9%

Barclays Bank PLC:

144A, 2.869%, 4/17/2019	7,000,000	6,958,729

144A, 2.879%, 3/4/2019	8,953,000	8,931,105

144A, 2.879%, 4/15/2019	8,138,000	8,091,134

Caisse des Depots et Consignations, 144A, 2.469%, 2/7/2019	10,000,000	9,995,942

CNPC Finance HK Ltd., 144A, 2.778%, 2/7/2019	25,000,000	24,988,583

Collateralized Commercial Paper Flex Co. LLC, 144A, 2.971%, 7/10/2019	10,000,000	9,870,592

Collateralized Commercial Paper II Co. LLC, 144A, 2.94%, 7/2/2019	4,500,000	4,445,263

DBS Bank Ltd.:

144A, 2.641%, 4/4/2019	7,500,000	7,466,352

144A, 2.738%, 4/5/2019	12,415,000	12,356,339

The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	5

	Principal Amount ($)	Value ($)

DNB Bank ASA, 144A, 3.042%, 7/12/2019	4,000,000	3,946,333

HSBC Bank PLC, 144A, 2.839%, 4/16/2019	500,000	497,122

Kells Funding LLC, 144A, 2.626%, 4/5/2019	8,000,000	7,963,740

Metlife Short Term Funding LLC, 144A, 2.778%, 3/26/2019	8,000,000	7,967,729

National Securities Clearing Corp., 144A, 2.808%, 5/28/2019	1,120,000	1,110,003

Natixis, 2.859%, 7/8/2019	15,000,000	14,815,525

NRW Bank, 144A, 2.727%, 2/12/2019	5,500,000	5,495,479

Ontario Teachers Finance Trust:

144A, 2.575%, 3/29/2019	5,000,000	4,980,244

144A, 2.819%, 5/28/2019	9,000,000	8,919,380

144A, 2.829%, 5/13/2019	6,704,000	6,651,525

Oversea-Chinese Banking Corp., Ltd., 144A, 2.474%, 2/26/2019	10,000,000	9,983,056

PSP Capital, Inc., 144A, 2.606%, 3/25/2019	8,000,000	7,970,302

Toronto Dominion Bank, 144A, 2.89%, 7/3/2019	5,200,000	5,137,427

United Overseas Bank Ltd.:

144A, 2.91%, 5/22/2019	6,500,000	6,442,999

144A, 2.95%, 5/28/2019	10,000,000	9,906,233

		194,891,136

Issued at Par* 13.0%

ASB Finance Ltd., 144A, 3-month LIBOR plus 0.080%, 2.824%, 1/30/2020	2,250,000	2,250,000

Australia & New Zealand Banking Group Ltd., 144A, 3-month LIBOR plus 0.090%, 2.856%, 6/7/2019	7,500,000	7,500,000

Bedford Row Funding Corp., 144A, 1-month LIBOR plus 0.160%, 2.68%, 4/2/2019	11,000,000	11,000,000

BNZ International Funding Ltd., 144A, 1-month LIBOR plus 0.230%, 2.743%, 7/18/2019	5,000,000	5,000,000

Collateralized Commercial Paper Flex Co. LLC, 144A, 1-month LIBOR plus 0.300%, 2.813%, 8/19/2019	10,000,000	10,000,000

Commonwealth Bank of Australia, 144A, 1-month LIBOR plus 0.290%, 2.796%, 2/22/2019	4,000,000	4,000,000

HSBC Bank PLC:

144A, 1-month LIBOR plus 0.300%, 2.803%, 7/19/2019	10,000,000	10,000,000

144A, 1-month LIBOR plus 0.290%, 2.804%, 2/12/2019	10,000,000	10,000,000

ING U.S. Funding LLC:

1-month LIBOR plus 0.300%, 2.802%, 7/26/2019	7,500,000	7,500,000

1-month LIBOR plus 0.360%, 2.856%, 10/1/2019	9,250,000	9,250,000

Westpac Banking Corp.:

144A, 3-month LIBOR plus 0.070%, 2.629%, 8/2/2019	7,500,000	7,500,000

144A, 3-month LIBOR plus 0.180%, 2.975%, 1/2/2020	10,000,000	10,000,000

		94,000,000
Total Commercial Paper (Cost $288,891,136)		288,891,136

The accompanying notes are an integral part of the financial statements.

6	|	DWS Money Market Prime Series

	Principal Amount ($)	Value ($)
Variable Rate Demand Notes*** 22.9%

California, University of California Revenue, Series Z-2, 2.4%, 7/1/2041	30,575,000	30,575,000

Canyon Oaks LLC, (REIT), 2.5%, 5/1/2057	3,500,000	3,500,000

Colorado, State Housing & Finance Authority, Multi-Family Housing Project:

“I”, Series A1, 2.45%, 10/1/2036, LIQ: Federal Home Loan Bank	3,670,000	3,670,000

“I”, Series A-2, 2.45%, 4/1/2040, SPA: Federal Home Loan Bank	15,000,000	15,000,000

Issaquah Gateway SR Development LLC, Series A, 2.5%, 11/1/2057	11,000,000	11,000,000

Jefferson at Stadium Park-Phase A Owner LLC, Series B, 2.5%, 2/1/2057	8,250,000	8,250,000

Jets Stadium Development, 144A, 2.5%, 4/1/2047	22,735,000	22,735,000

Michigan, State Finance Authority Revenue, School Loan Revolving, Series C, 2.4%, 9/1/2050, LOC: Bank of Montreal	10,050,000	10,050,000

New York, State Housing Finance Agency Revenue, 160 Madison Avenue LLC, Series B, 2.4%, 11/1/2046, LOC: Landesbank Hessen-Thuringen	8,500,000	8,500,000

New York, State Housing Finance Agency Revenue, 222 East 44th Street, Series B, 2.5%, 5/1/2050, LOC: Bank of China Ltd.	9,580,000	9,580,000

New York, State Housing Finance Agency, 505 West 37 LLC, Series B, 2.4%, 5/1/2042, LOC: Landesbank Hessen-Thuringen	17,850,000	17,850,000

New York, Taxable Municipal Funding Trust, Series 2018-4, 2.51%, 11/1/2039, INS: AGMC, LOC: Barclays Bank PLC	15,000,000	15,000,000

North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates, Senior Lien, Series C, 2.45%, 6/1/2044, LOC: TD Bank NA	9,575,000	9,575,000

State of California GO, 3.0%, 3/13/2019	300,000	300,000

Variable Rate Demand Notes (Cost $165,585,000)		165,585,000

Variable Rate Demand Preferred Shares*** 4.2%

Invesco Dynamic Credit Opportunities Fund, 2.56%, 6/1/2028	25,000,000	25,000,000

Invesco Senior Income Trust, 2.56%, 6/1/2028	5,000,000	5,000,000

Total Variable Rate Demand Preferred Shares (Cost $30,000,000)		30,000,000

Corporate Bonds 2.5%

Canadian Imperial Bank of Commerce, 2.989%*, 6/13/2019	8,000,000	8,001,132

Nordea Bank AB, 3.05%*, 10/18/2019	10,000,000	10,011,624

Total Corporate Bonds (Cost $18,012,756)		18,012,756

The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	7

	Principal Amount ($)	Value ($)
Repurchase Agreements 14.7%

BNP Paribas, 2.580%, dated 1/31/2019, to be repurchased at $7,700,552 on 2/1/2019 (a)	7,700,000	7,700,000

Wells Fargo Bank NA, 2.580%, dated 1/31/2019, to be repurchased at $98,907,088 on 2/1/2019 (b)	98,900,000	98,900,000

Total Repurchase Agreements (Cost $106,600,000)		106,600,000

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $725,538,892)	100.3	725,538,892
Other Assets and Liabilities, Net	(0.3)	(2,148,417)

Net Assets	100.0	723,390,475

*	Floating rate security. These securities are shown at their current rate as of January 31, 2019.

**	Annualized yield at time of purchase; not a coupon rate.

***

Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of January 31, 2019. Date shown reflects the earlier of demand date or stated maturity date.

(a)	Collateralized by $7,795,400 U.S. Treasury Notes, 2.625%, maturing on 12/31/2023 with a value of $7,854,005.

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
75,790,472	U.S. Treasury Bonds	0.875-6.125	6/15/2019-5/15/2047	74,814,452
25,251,148	U.S. Treasury Inflation Indexed Bonds	0.625	7/15/2021-4/15/2023	26,063,549
Total Collateral Value				100,878,001

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

LIBOR: London Interbank Offered Rate

LIQ: Liquidity Facility

LOC: Letter of Credit

REIT: Real Estate Investment Trust

SPA: Standby Bond Purchase Agreement

The accompanying notes are an integral part of the financial statements.

8	|	DWS Money Market Prime Series

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (c)	$—	$618,938,892	$—	$618,938,892
Repurchase Agreements	—	106,600,000	—	106,600,000
Total	$—	$725,538,892	$—	$725,538,892

(c)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	9

Statement of Assets and Liabilities

as of January 31, 2019 (Unaudited)

Assets
Investments in securities, valued at amortized cost	$618,938,892
Repurchase Agreements, value at amortized cost	106,600,000
Cash	25,067,558
Receivable for Fund shares sold	1,068,891
Interest receivable	1,033,330
Other assets	44,651
Total assets	752,753,322

Liabilities
Payable for investments purchased	24,986,681
Payable for Fund shares redeemed	3,477,955
Distributions payable	163,901
Accrued management fee	181,199
Accrued Trustees’ fees	6,640
Other accrued expenses and payables	546,471
Total liabilities	29,362,847
Net assets, at value	$723,390,475

Net Assets Consist of
Distributable earnings (loss)	46,573
Paid-in capital	723,343,902
Net assets, at value	$723,390,475

Net Asset Value
DWS Cash Investment Trust Class A

Net Asset Value offering and redemption price per share ($34,436,154 ÷ 34,412,391 shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Cash Investment Trust Class C

Net Asset Value, offering and redemption price per share ($7,026,686 ÷ 7,020,010 shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Cash Investment Trust Class S

Net Asset Value, offering and redemption price per share ($180,412,377 ÷ 180,288,460 shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00
DWS Money Market Fund

Net Asset Value, offering and redemption price per share ($501,515,258 ÷ 501,171,134 shares of beneficial interest, no par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

10	|	DWS Money Market Prime Series

Statement of Operations

for the six months ended January 31, 2019 (Unaudited)

Investment Income
Income:

Interest	$8,900,067
Expenses:

Management fee	1,080,090
Administration fee	368,333
Services to shareholders	484,650
Distribution and service fees	110,160
Custodian fee	9,962
Professional fees	52,613
Reports to shareholders	76,024
Registration fees	39,035
Trustees’ fees and expenses	17,337
Other	22,468
Total expenses before expense reductions	2,260,672
Expense reductions	(49,164)
Total expenses after expense reductions	2,211,508
Net investment income	6,688,559
Net realized gain (loss) from investments	4,220
Net increase (decrease) in net assets resulting from operations	$6,692,779

The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	11

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2019 (Unaudited)	Year Ended July 31, 2018

Operations:

Net investment income (loss)	$6,688,559	$8,258,777
Net realized gain (loss)	4,220	(631)
Net increase (decrease) in net assets resulting from operations	6,692,779	8,258,146
Distributions to shareholders:

DWS Cash Investment Trust Class A	(278,008)	(326,295)
DWS Cash Investment Trust Class C	(54,655)	(47,859)
DWS Cash Investment Trust Class S	(1,686,356)	(2,075,023)
DWS Money Market Fund	(4,669,715)	(5,808,152)
Total distributions	(6,688,734)	(8,257,329)*
Fund share transactions:

Proceeds from shares sold	125,750,019	255,354,213
Reinvestment of distributions	6,584,764	7,982,508
Payments for shares redeemed	(153,557,459)	(346,253,954)
Net increase (decrease) in net assets from Fund share transactions	(21,222,676)	(82,917,233)
Increase (decrease) in net assets	(21,218,631)	(82,916,416)
Net assets at beginning of period	744,609,106	827,525,522

Net assets at end of period	$723,390,475	$744,609,106 **

*	Includes distributions from net investment income.

**	Includes undistributed net investment income of $43,159.

The accompanying notes are an integral part of the financial statements.

12	|	DWS Money Market Prime Series

Financial Highlights

DWS Cash Investment Trust Class A
	Six Months Ended 1/31/19		Years Ended July 31,
	(Unaudited)		2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.008		.009		.002		.000	***	.000	***	.000	***
Net realized gain (loss)	.000	***	(.000	)***	.000	***	(.000	)***	.000	***	.000	***
Total from investment operations	.008		.009		.002		.000	***	.000	***	.000	***
Less distributions from:
Net investment income	(.008)		(.009)		(.002)		(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)	.80	**	.89		.19	[a]	.01	[a]	.01	[a]	.01	[a]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	34		33		76		110		126		159
Ratio of expenses before expense reductions (%)	.83	*	.80		.79		.81		.86		.85
Ratio of expenses after expense reductions (%)	.83	*	.80		.74		.44		.21		.18
Ratio of net investment income (%)	1.59	*	.86		.20		.01		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	13

DWS Cash Investment Trust Class C
	Six Months Ended 1/31/19		Years Ended July 31,
	(Unaudited)		2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.004		.002		.000	***	.000	***	.000	***	.000	***
Net realized gain (loss)	.000	***	(.000	)***	.000	***	(.000	)***	.000	***	.000	***
Total from investment operations	.004		.002		.000	***	.000	***	.000	***	.000	***
Less distributions from:
Net investment income	(.004)		(.002)		(.000	)***	(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)	.43	**	.23	[a]	.02	[a]	.01	[a]	.01	[a]	.01	[a]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7		21		15		28		25		23
Ratio of expenses before expense reductions (%)	1.56	*	1.54		1.52		1.47		1.52		1.50
Ratio of expenses after expense reductions (%)	1.56	*	1.47		.88		.45		.21		.18
Ratio of net investment income (%)	.82	*	.23		.01		.01		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

14	|	DWS Money Market Prime Series

DWS Cash Investment Trust Class S
	Six Months Ended 1/31/19		Years Ended July 31,
	(Unaudited)		2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.009		.011		.004		.000	***	.000	***	.000	***
Net realized gain (loss)	.000	***	(.000	)***	.000	***	(.000	)***	.000	***	.000	***
Total from investment operations	.009		.011		.004		.000	***	.000	***	.000	***
Less distributions from:
Net investment income	(.009)		(.011)		(.004)		(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)[a]	.94	**	1.12		.36		.02		.01		.01

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	180		181		193		266		285		331
Ratio of expenses before expense reductions (%)	.61	*	.60		.60		.56		.55		.54
Ratio of expenses after expense reductions (%)	.57	*	.57		.57		.43		.21		.18
Ratio of net investment income (%)	1.85	*	1.11		.35		.02		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

DWS Money Market Prime Series	|	15

DWS Money Market Fund
	Six Months Ended 1/31/19		Years Ended July 31,
	(Unaudited)		2018		2017		2016		2015		2014

Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations:

Net investment income	.009		.011		.004		.000	***	.000	***	.000	***
Net realized gain (loss)	.000	***	(.000	)***	.000	***	(.000	)***	.000	***	.000	***
Total from investment operations	.009		.011		.004		.000	***	.000	***	.000	***
Less distributions from:
Net investment income	(.009)		(.011)		(.004)		(.000	)***	(.000	)***	(.000	)***
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)	.94	a**	1.12	[a]	.38		.05	[a]	.01	[a]	.01	[a]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	502		510		543		687		797		969
Ratio of expenses before expense reductions (%)	.57	*	.58		.55		.50		.50		.48
Ratio of expenses after expense reductions (%)	.57	*	.57		.55		.41		.21		.18
Ratio of net investment income (%)	1.85	*	1.11		.37		.05		.01		.01

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.0005.

The accompanying notes are an integral part of the financial statements.

16	|	DWS Money Market Prime Series

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Money Market Prime Series (the “Fund”) is a diversified series of Deutsche DWS Money Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust. The Fund seeks to qualify as a retail money market fund and may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

The Fund offers multiple classes of shares which provide investors with different purchase options: DWS Cash Investment Trust Class A shares are not subject to an initial sales charge but are subject to the applicable sales charge if exchanged into Class A shares of another DWS Fund. DWS Cash Investment Trust Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than DWS Cash Investment Trust Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective on August 10, 2018, Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. DWS Money Market Fund and DWS Cash Investment Trust Class S shares are not subject to initial or contingent deferred sales charges. DWS Cash Investment Trust Class S shares are only available to a limited group of investors.

Investment income, realized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of their financial statements.

DWS Money Market Prime Series	|	17

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization rate to maturity of any discount or premium. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial

18	|	DWS Money Market Prime Series

institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.

As of January 31, 2019, the Fund held repurchase agreements with a gross value of $106,600,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Investment Portfolio.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At July 31, 2018, the Fund had a net tax basis capital loss carryforward of approximately $1,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized.

At January 31, 2019, the aggregated cost of investments for federal income tax purposes was $725,538,892.

The Fund has reviewed the tax positions for the open tax years as of July 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period. There were no significant book-to-tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

DWS Money Market Prime Series	|	19

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

B. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with their investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $215 million of the Fund’s average daily net assets	.400%
Next $335 million of such net assets	.275%
Next $250 million of such net assets	.200%
Next $800 million of such net assets	.150%
Next $800 million of such net assets	.140%
Next $800 million of such net assets	.130%
Over $3.2 billion of such net assets	.120%

Accordingly, for the six months ended January 31, 2019, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.29% of the Fund’s average daily net assets.

For the period from August 1, 2018 through September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

DWS Cash Investment Trust Class A	.85%
DWS Cash Investment Trust Class C	1.60%
DWS Cash Investment Trust Class S	.57%
DWS Money Market Fund	.57%

20	|	DWS Money Market Prime Series

In addition, the Advisor has agreed to voluntarily waive additional expenses. This waiver may be changed or terminated at any time without notice.

For the six months ended January 31, 2019, fees waived and/or expenses reimbursed for each class are as follows:

DWS Cash Investment Trust Class S	$37,666
DWS Money Market Fund	11,498
$49,164

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended January 31, 2019, the Administration Fee was $368,333, of which $61,649 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended January 31, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at January 31, 2019
DWS Cash Investment Trust Class A	$14,327	$7,093
DWS Cash Investment Trust Class C	3,509	1,915
DWS Cash Investment Trust Class S	108,783	56,878
DWS Money Market Fund	209,556	110,450
	$336,175	$176,336

In addition, for the six months ended January 31, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to Shareholders” were as follows:

Sub-Recordkeeping	Total Aggregated
DWS Cash Investment Trust Class A	$2,135
DWS Cash Investment Trust Class C	1,227
DWS Cash Investment Trust Class S	2,061
DWS Money Market Fund	4,662
$10,085

DWS Money Market Prime Series	|	21

Distribution and Service Fees. Under the Fund’s DWS Cash Investment Trust Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of DWS Cash Investment Trust Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of DWS Cash Investment Trust Class C shares. For the six months ended January 31, 2019, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at January 31, 2019
DWS Cash Investment Trust Class C	$49,807	$6,247

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to DWS Cash Investment Trust Class A and DWS Cash Investment Trust Class C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended January 31, 2019, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at January 31, 2019	Annualized Effective Rate
DWS Cash Investment Trust Class A	$43,751	$7,466	.25%
DWS Cash Investment Trust Class C	16,602	2,082	.25%
	$60,353	$9,548

Contingent Deferred Sales Charge. DDI receives any contingent deferred sales charge (“CDSC”) from DWS Cash Investment Trust Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for DWS Cash Investment Trust Class C. For the six months ended January 31, 2019, the CDSC for DWS Cash Investment Trust Class C shares aggregated $236. A deferred sales charge of up to 0.85% is assessed on certain redemptions of DWS Cash Investment Trust Class A shares. For the six months ended January 31, 2019, DDI received $387 for DWS Cash Investment Trust Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended January 31, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders“ aggregated $8,194, of which $7,792 is unpaid.

22	|	DWS Money Market Prime Series

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended January 31, 2019, the Fund engaged in securities purchases of $26,100,000 and securities sales of $26,100,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

C. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at January 31, 2019.

D. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
DWS Cash Investment Trust Class A	9,322,499	$9,322,499	11,963,614	$11,963,614
DWS Cash Investment Trust Class C	1,222,286	1,222,286	15,121,089	15,121,089
DWS Cash Investment Trust Class S	31,333,372	31,333,372	55,566,882	55,566,882
DWS Money Market Fund	83,871,862	83,871,862	172,703,268	172,703,268
Account Maintenance Fees	—	—	—	(640)
		$125,750,019		$255,354,213

DWS Money Market Prime Series	|	23

	Six Months Ended January 31, 2019		Year Ended July 31, 2018
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
DWS Cash Investment Trust Class A	275,296	$275,296	315,504	$315,504
DWS Cash Investment Trust Class C	52,099	52,099	43,611	43,611
DWS Cash Investment Trust Class S	1,640,973	1,640,973	1,987,477	1,987,477
DWS Money Market Fund	4,616,396	4,616,396	5,635,916	5,635,916
		$6,584,764		$7,982,508

Shares redeemed
DWS Cash Investment Trust Class A	(8,562,640)	$(8,562,640)	(55,131,545)	$(55,131,545)
DWS Cash Investment Trust Class C	(14,742,429)	(14,742,429)	(9,717,608)	(9,717,608)
DWS Cash Investment Trust Class S	(33,315,544)	(33,315,544)	(69,715,122)	(69,715,122)
DWS Money Market Fund	(96,936,846)	(96,936,846)	(211,689,679)	(211,689,679)
		$(153,557,459)		$(346,253,954)

Net increase (decrease)
DWS Cash Investment Trust Class A	1,035,155	$1,035,155	(42,852,427)	$(42,852,427)
DWS Cash Investment Trust Class C	(13,468,044)	(13,468,044)	5,447,092	5,447,092
DWS Cash Investment Trust Class S	(341,199)	(341,199)	(12,160,763)	(12,160,763)
DWS Money Market Fund	(8,448,588)	(8,448,588)	(33,350,495)	(33,350,495)
Account Maintenance Fees	—	—	—	(640)
		$(21,222,676)		$(82,917,233)

24	|	DWS Money Market Prime Series

Information About Your Fund’s Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for DWS Cash Investment Trust Class S shares and DWS Money Market Fund shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (August 1, 2018 to January 31, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for DWS Cash Investment Trust Class A, DWS Cash Investment Trust Class C and DWS Cash Investment Trust Class S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for these shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Money Market Prime Series	|	25

Expenses and Value of a $1,000 Investment for the six months ended January 31, 2019 (Unaudited)

Actual Fund Return	DWS Cash Investment Trust Class A	DWS Cash Investment Trust Class C	DWS Cash Investment Trust Class S	DWS Money Market Fund
Beginning Account Value 8/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 1/31/19	$1,008.02	$1,004.33	$1,009.36	$1,009.35
Expenses Paid per $1,000*	$4.20	$7.88	$2.89	$2.89

Hypothetical 5% Fund Return	DWS Cash Investment Trust Class A	DWS Cash Investment Trust Class C	DWS Cash Investment Trust Class S	DWS Money Market Fund
Beginning Account Value 8/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 1/31/19	$1,021.02	$1,017.34	$1,022.33	$1,022.33
Expenses Paid per $1,000*	$4.23	$7.93	$2.91	$2.91

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	DWS Cash Investment Trust Class A	DWS Cash Investment Trust Class C	DWS Cash Investment Trust Class S	DWS Money Market Fund
DWS Money Market Prime Series	.83%	1.56%	.57%	.57%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

26	|	DWS Money Market Prime Series

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Money Market Prime Series’ (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the

DWS Money Market Prime Series	|	27

Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one- and three-year periods ended December 31, 2017, the Fund’s gross performance (DWS Cash Investment Trust Class A shares) was in the 3rd quartile and 2nd quartile, respectively, of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment

28	|	DWS Money Market Prime Series

management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). Based on Broadridge data provided as of December 31, 2017, the Board noted that the Fund’s total operating expenses (excluding 12b-1 fees and/or shareholder administration fees, if applicable) were higher than the median of the applicable Broadridge expense universe (less any applicable 12b-1 fees) for the following share classes: DWS Cash Investment Trust Class A shares (4th quartile), DWS Cash Investment Trust Class S shares (4th quartile), DWS Money Market Fund shares (4th quartile) and DWS Cash Investment Trust Class C shares (4th quartile). The Board noted the expense limitations agreed to by DIMA. The Board also noted the voluntary fee waivers implemented by DIMA prior to December 31, 2017 to ensure the Fund maintained a positive yield. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the

DWS Money Market Prime Series	|	29

profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

30	|	DWS Money Market Prime Series

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within DWS Cash Investment Trust Class A, DWS Cash Investment Trust Class C and DWS Cash Investment Trust Class S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the Fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Money Market Prime Series	|	31

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Nasdaq Symbol	CUSIP Number	Fund Number
DWS Money Market Fund	KMMXX	25159J 104	6
DWS Cash Investment Trust Class A	DOAXX	25159J 203	421
DWS Cash Investment Trust Class C	DOCXX	25159J 401	721
DWS Cash Investment Trust Class S	DOSXX	25159J 500	2021

32	|	DWS Money Market Prime Series

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Money Market Prime Series	|	33

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

34	|	DWS Money Market Prime Series

Notes

Notes

Notes

Notes

Notes

DMMF-3

(R-026260-9 3/19)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Money Market Prime Series, a series of Deutsche DWS Money Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	3/29/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	3/29/2019